Property and Equipment, Net (Details)	12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2023 HKD ($)
Property and Equipment, Net (Details) [Line Items]
Depreciation expense	$ 1,040,734	$ 709,836	$ 404,063
Carring amount				$ 5,800,000
Office Building [Member]
Property and Equipment, Net (Details) [Line Items]
Carring amount	$ 15,292,336